(Oppenheimer Global Value Fund)
Investment Objective. The Fund seeks capital appreciation.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least  $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 11 of the prospectus and in the sections "How to Buy Shares" beginning on page 54 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Oppenheimer Global Value Fund)	Class A	Class C	Class N	Class Y
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Oppenheimer Global Value Fund)		Class A	Class C	Class N	Class Y
Management Fees		0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.20%	0.98%	0.44%	none
Other Expenses		0.73%	0.85%	1.97%	0.78%
Total Annual Fund Operating Expenses		1.73%	2.63%	3.21%	1.58%
Fee Waiver and Expense Reimbursement	[1]	(0.33%)	(0.48%)	(1.56%)	(0.53%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.40%	2.15%	1.65%	1.05%
[1]	The Manager has voluntarily agreed to waive fees and/or reimburse the Fund so that total expenses will not exceed 1.40% for Class A shares, 2.15% for Class C shares, 1.65% for Class N shares and 1.05% for Class Y shares. The Fund's transfer agent has voluntarily agreed to limit its fees for all classes, except Class A, to 0.35% of average annual net assets per class per fiscal year, and to 0.30% of average annual net assets per fiscal year for Class A. Each of these voluntary expense limitations may be amended or withdrawn after one year from the date of this prospectus

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed
Expense Example (Oppenheimer Global Value Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	710	1,062	1,438	2,489
Class C	320	781	1,369	2,966
Class N	269	855	1,566	3,458
Class Y	108	450	816	1,847

If shares are not redeemed
Expense Example, No Redemption (Oppenheimer Global Value Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	710	1,062	1,438	2,489
Class C	220	781	1,369	2,966
Class N	169	855	1,566	3,458
Class Y	108	450	816	1,847

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies. The Fund invests mainly in common stocks of U.S. and foreign companies that the Manager believes are undervalued. The Fund can invest without limit in foreign securities in any country, including countries with developed or emerging markets. Typically, the Fund will invest a substantial portion of its assets in issuers in a number of different foreign countries. The Fund does not limit its investments to companies in a particular capitalization range or region. The Fund's investment objective and strategies are not fundamental policies.

Value investing uses fundamental analysis to seek companies whose intrinsic value is greater than the current price of their securities. This approach includes fundamental analysis of a company's financial statements, profitability, management structure, operations, business strategy, product development, and its position within its industry, among other things. The portfolio manager evaluates investment opportunities on a company-by-company basis. The portfolio manager looks primarily for foreign and U.S. companies using a "bottom up" strategy - that is, by analyzing individual stocks before considering the impact of general or industry economic trends. The portfolio manager monitors individual issuers for changes in the factors above, which may lead to a decision to sell a security. The portfolio manager may also sell a security if its share price meets its targeted price, or if alternative investment ideas are more attractive.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor security selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Risks of Investing in Stock. The value of the Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience significant volatility and may fall sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry.

At times, the Fund may emphasize investments in a particular industry or economic or market sector. To the extent that the Fund increases its emphasis on investments in a particular industry or sector, the value of its investments may fluctuate more in response to events affecting that industry or sector, such as changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others.

Main Risks of Foreign Investing. Foreign securities are subject to special risks. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those securities. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company's assets, or other political and economic factors. These risks may be greater for investments in developing or emerging market countries.

Special Risks of Developing and Emerging Markets. The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. The governments of developing and emerging market countries may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and less developed legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in securities of issuers in developing or emerging market countries may be considered speculative.

Main Risks of Value Investing. Value investing entails the risk that if the market does not recognize that the Fund's securities are undervalued, the prices of those securities might not appreciate as anticipated. A value approach could also result in fewer investments that increase rapidly during times of market gains and could cause the Fund to underperform funds that use a growth or non-value approach to investing. Value investing has gone in and out of favor during past market cycles and when value investing is out of favor or when markets are unstable, the securities of "value" companies may underperform the securities of "growth" companies.

Main Risks of Small- and Mid-Sized Companies. The stock prices of small- and mid-sized companies may be more volatile and their securities may be more difficult to sell than those of larger companies. They may not have established markets, may have fewer customers and product lines, may have unseasoned management or less management depth and may have more limited access to financial resources. Smaller companies may not pay dividends or provide capital gains for some time, if at all.

Who Is The Fund Designed For? The Fund is designed primarily for investors seeking capital appreciation over the long term. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for an aggressive fund focusing on equity securities of issuers in foreign countries. Since the Fund's income level will fluctuate and will likely be small, it is not designed for investors needing an assured level of current income. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one year and the life of the Fund compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website at: https://www.oppenheimerfunds.com/fund/GlobalValueFund

Sales charges and taxes are not included and returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 41.47% (2nd Qtr 09) and the lowest return was -32.55% (4th Qtr 08). For the period from January 1, 2011 through June 30, 2011 the cumulative return before sales charges and taxes was 6.52%.

Average Annual Total Returns for the periods ended December 31, 2010

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Average Annual Total Returns (Oppenheimer Global Value Fund)	Inception Date	1 Year	Life of Class
Class A	Oct 1, 2007	18.35%	(1.82%)
Class A Return After Taxes on Distributions		18.35%	(2.10%)
Class A Return After Taxes on Distributions and Sale of Fund Shares		11.93%	(1.68%)
Class C	Oct 1, 2007	23.67%	(0.76%)
Class N	Oct 1, 2007	24.28%	(0.26%)
Class Y	Oct 1, 2007	26.03%	0.34%
Morgan Stanley Capital International (MSCI) World Index (reflects no deduction for fees, expenses or taxes)		11.76%	(5.21%)	[1]
[1]	From 9-30-07

(Oppenheimer Global Value Fund)
Investment Objective. The Fund seeks capital appreciation.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least  $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 11 of the prospectus and in the sections "How to Buy Shares" beginning on page 54 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Oppenheimer Global Value Fund)	Class A	Class C	Class N	Class Y
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Oppenheimer Global Value Fund)		Class A	Class C	Class N	Class Y
Management Fees		0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.20%	0.98%	0.44%	none
Other Expenses		0.73%	0.85%	1.97%	0.78%
Total Annual Fund Operating Expenses		1.73%	2.63%	3.21%	1.58%
Fee Waiver and Expense Reimbursement	[1]	(0.33%)	(0.48%)	(1.56%)	(0.53%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.40%	2.15%	1.65%	1.05%
[1]	The Manager has voluntarily agreed to waive fees and/or reimburse the Fund so that total expenses will not exceed 1.40% for Class A shares, 2.15% for Class C shares, 1.65% for Class N shares and 1.05% for Class Y shares. The Fund's transfer agent has voluntarily agreed to limit its fees for all classes, except Class A, to 0.35% of average annual net assets per class per fiscal year, and to 0.30% of average annual net assets per fiscal year for Class A. Each of these voluntary expense limitations may be amended or withdrawn after one year from the date of this prospectus

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed
Expense Example (Oppenheimer Global Value Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	710	1,062	1,438	2,489
Class C	320	781	1,369	2,966
Class N	269	855	1,566	3,458
Class Y	108	450	816	1,847

If shares are not redeemed
Expense Example, No Redemption (Oppenheimer Global Value Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	710	1,062	1,438	2,489
Class C	220	781	1,369	2,966
Class N	169	855	1,566	3,458
Class Y	108	450	816	1,847

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies. The Fund invests mainly in common stocks of U.S. and foreign companies that the Manager believes are undervalued. The Fund can invest without limit in foreign securities in any country, including countries with developed or emerging markets. Typically, the Fund will invest a substantial portion of its assets in issuers in a number of different foreign countries. The Fund does not limit its investments to companies in a particular capitalization range or region. The Fund's investment objective and strategies are not fundamental policies.

Value investing uses fundamental analysis to seek companies whose intrinsic value is greater than the current price of their securities. This approach includes fundamental analysis of a company's financial statements, profitability, management structure, operations, business strategy, product development, and its position within its industry, among other things. The portfolio manager evaluates investment opportunities on a company-by-company basis. The portfolio manager looks primarily for foreign and U.S. companies using a "bottom up" strategy - that is, by analyzing individual stocks before considering the impact of general or industry economic trends. The portfolio manager monitors individual issuers for changes in the factors above, which may lead to a decision to sell a security. The portfolio manager may also sell a security if its share price meets its targeted price, or if alternative investment ideas are more attractive.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor security selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Risks of Investing in Stock. The value of the Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience significant volatility and may fall sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry.

At times, the Fund may emphasize investments in a particular industry or economic or market sector. To the extent that the Fund increases its emphasis on investments in a particular industry or sector, the value of its investments may fluctuate more in response to events affecting that industry or sector, such as changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others.

Main Risks of Foreign Investing. Foreign securities are subject to special risks. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those securities. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company's assets, or other political and economic factors. These risks may be greater for investments in developing or emerging market countries.

Special Risks of Developing and Emerging Markets. The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. The governments of developing and emerging market countries may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and less developed legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in securities of issuers in developing or emerging market countries may be considered speculative.

Main Risks of Value Investing. Value investing entails the risk that if the market does not recognize that the Fund's securities are undervalued, the prices of those securities might not appreciate as anticipated. A value approach could also result in fewer investments that increase rapidly during times of market gains and could cause the Fund to underperform funds that use a growth or non-value approach to investing. Value investing has gone in and out of favor during past market cycles and when value investing is out of favor or when markets are unstable, the securities of "value" companies may underperform the securities of "growth" companies.

Main Risks of Small- and Mid-Sized Companies. The stock prices of small- and mid-sized companies may be more volatile and their securities may be more difficult to sell than those of larger companies. They may not have established markets, may have fewer customers and product lines, may have unseasoned management or less management depth and may have more limited access to financial resources. Smaller companies may not pay dividends or provide capital gains for some time, if at all.

Who Is The Fund Designed For? The Fund is designed primarily for investors seeking capital appreciation over the long term. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for an aggressive fund focusing on equity securities of issuers in foreign countries. Since the Fund's income level will fluctuate and will likely be small, it is not designed for investors needing an assured level of current income. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one year and the life of the Fund compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website at: https://www.oppenheimerfunds.com/fund/GlobalValueFund

Sales charges and taxes are not included and returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 41.47% (2nd Qtr 09) and the lowest return was -32.55% (4th Qtr 08). For the period from January 1, 2011 through June 30, 2011 the cumulative return before sales charges and taxes was 6.52%.

Average Annual Total Returns for the periods ended December 31, 2010

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Average Annual Total Returns (Oppenheimer Global Value Fund)	Inception Date	1 Year	Life of Class
Class A	Oct 1, 2007	18.35%	(1.82%)
Class A Return After Taxes on Distributions		18.35%	(2.10%)
Class A Return After Taxes on Distributions and Sale of Fund Shares		11.93%	(1.68%)
Class C	Oct 1, 2007	23.67%	(0.76%)
Class N	Oct 1, 2007	24.28%	(0.26%)
Class Y	Oct 1, 2007	26.03%	0.34%
Morgan Stanley Capital International (MSCI) World Index (reflects no deduction for fees, expenses or taxes)		11.76%	(5.21%)	[1]
[1]	From 9-30-07

Shareholder Fees (dei_DocumentInformationDocumentAxis, (Oppenheimer Global Value Fund))	0 Months Ended
Aug. 26, 2011
Class A
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none
Class C
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	1.00%
Class N
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	1.00%
Class Y
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none

Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Global Value Fund))	0 Months Ended
	Aug. 26, 2011
Class A
Operating Expenses:
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.73%
Total Annual Fund Operating Expenses	1.73%
Fee Waiver and Expense Reimbursement	(0.33%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.40%
Class C
Operating Expenses:
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	0.98%
Other Expenses	0.85%
Total Annual Fund Operating Expenses	2.63%
Fee Waiver and Expense Reimbursement	(0.48%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	2.15%
Class N
Operating Expenses:
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	0.44%
Other Expenses	1.97%
Total Annual Fund Operating Expenses	3.21%
Fee Waiver and Expense Reimbursement	(1.56%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.65%
Class Y
Operating Expenses:
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.78%
Total Annual Fund Operating Expenses	1.58%
Fee Waiver and Expense Reimbursement	(0.53%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.05%

[1]	The Manager has voluntarily agreed to waive fees and/or reimburse the Fund so that total expenses will not exceed 1.40% for Class A shares, 2.15% for Class C shares, 1.65% for Class N shares and 1.05% for Class Y shares. The Fund's transfer agent has voluntarily agreed to limit its fees for all classes, except Class A, to 0.35% of average annual net assets per class per fiscal year, and to 0.30% of average annual net assets per fiscal year for Class A. Each of these voluntary expense limitations may be amended or withdrawn after one year from the date of this prospectus

Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Global Value Fund), Class A)	0 Months Ended
Aug. 26, 2011
(Oppenheimer Global Value Fund) | Class A
Bar Chart Table:
Annual Return 2008	(47.04%)
Annual Return 2009	73.81%
Annual Return 2010	25.57%

Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Global Value Fund))	0 Months Ended
Aug. 26, 2011
Class A
Average Annual Return:
1 Year	18.35%
Life of Class	(1.82%)
Inception Date	Oct 1, 2007
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	18.35%
Life of Class	(2.10%)
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	11.93%
Life of Class	(1.68%)
Class C
Average Annual Return:
1 Year	23.67%
Life of Class	(0.76%)
Inception Date	Oct 1, 2007
Class N
Average Annual Return:
1 Year	24.28%
Life of Class	(0.26%)
Inception Date	Oct 1, 2007
Class Y
Average Annual Return:
1 Year	26.03%
Life of Class	0.34%
Inception Date	Oct 1, 2007
Morgan Stanley Capital International (MSCI) World Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	11.76%
Life of Class	(5.21%) [1]

[1]	From 9-30-07

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr 29, 2011
Registrant Name	dei_EntityRegistrantName	Oppenheimer Global Value Fund
Central Index Key	dei_EntityCentralIndexKey	0001405969
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 25, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug 26, 2011
Prospectus Date	rr_ProspectusDate	Aug 26, 2011
(Oppenheimer Global Value Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Investment Objective. The Fund seeks capital appreciation.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least  $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 11 of the prospectus and in the sections "How to Buy Shares" beginning on page 54 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Investment Strategies. The Fund invests mainly in common stocks of U.S. and foreign companies that the Manager believes are undervalued. The Fund can invest without limit in foreign securities in any country, including countries with developed or emerging markets. Typically, the Fund will invest a substantial portion of its assets in issuers in a number of different foreign countries. The Fund does not limit its investments to companies in a particular capitalization range or region. The Fund's investment objective and strategies are not fundamental policies.

Value investing uses fundamental analysis to seek companies whose intrinsic value is greater than the current price of their securities. This approach includes fundamental analysis of a company's financial statements, profitability, management structure, operations, business strategy, product development, and its position within its industry, among other things. The portfolio manager evaluates investment opportunities on a company-by-company basis. The portfolio manager looks primarily for foreign and U.S. companies using a "bottom up" strategy - that is, by analyzing individual stocks before considering the impact of general or industry economic trends. The portfolio manager monitors individual issuers for changes in the factors above, which may lead to a decision to sell a security. The portfolio manager may also sell a security if its share price meets its targeted price, or if alternative investment ideas are more attractive.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor security selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Risks of Investing in Stock. The value of the Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience significant volatility and may fall sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry.

At times, the Fund may emphasize investments in a particular industry or economic or market sector. To the extent that the Fund increases its emphasis on investments in a particular industry or sector, the value of its investments may fluctuate more in response to events affecting that industry or sector, such as changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others.

Main Risks of Foreign Investing. Foreign securities are subject to special risks. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those securities. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company's assets, or other political and economic factors. These risks may be greater for investments in developing or emerging market countries.

Special Risks of Developing and Emerging Markets. The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. The governments of developing and emerging market countries may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and less developed legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in securities of issuers in developing or emerging market countries may be considered speculative.

Main Risks of Value Investing. Value investing entails the risk that if the market does not recognize that the Fund's securities are undervalued, the prices of those securities might not appreciate as anticipated. A value approach could also result in fewer investments that increase rapidly during times of market gains and could cause the Fund to underperform funds that use a growth or non-value approach to investing. Value investing has gone in and out of favor during past market cycles and when value investing is out of favor or when markets are unstable, the securities of "value" companies may underperform the securities of "growth" companies.

Main Risks of Small- and Mid-Sized Companies. The stock prices of small- and mid-sized companies may be more volatile and their securities may be more difficult to sell than those of larger companies. They may not have established markets, may have fewer customers and product lines, may have unseasoned management or less management depth and may have more limited access to financial resources. Smaller companies may not pay dividends or provide capital gains for some time, if at all.

Who Is The Fund Designed For? The Fund is designed primarily for investors seeking capital appreciation over the long term. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for an aggressive fund focusing on equity securities of issuers in foreign countries. Since the Fund's income level will fluctuate and will likely be small, it is not designed for investors needing an assured level of current income. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	These risks mean that you can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one year and the life of the Fund compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website at: https://www.oppenheimerfunds.com/fund/GlobalValueFund

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.800.225.5677
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website at: https://www.oppenheimerfunds.com/fund/GlobalValueFund
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Sales charges and taxes are not included and returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 41.47% (2nd Qtr 09) and the lowest return was -32.55% (4th Qtr 08). For the period from January 1, 2011 through June 30, 2011 the cumulative return before sales charges and taxes was 6.52%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

(Oppenheimer Global Value Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.73%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	710
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,062
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,438
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,489
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	710
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,062
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,438
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,489
Annual Return 2008	rr_AnnualReturn2008	(47.04%)
Annual Return 2009	rr_AnnualReturn2009	73.81%
Annual Return 2010	rr_AnnualReturn2010	25.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter was 41.47% (2nd Qtr 09)
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	41.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return was -32.55% (4th Qtr 08)
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.55%)
1 Year	rr_AverageAnnualReturnYear01	18.35%
Life of Class	rr_AverageAnnualReturnSinceInception	(1.82%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007
(Oppenheimer Global Value Fund) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.35%
Life of Class	rr_AverageAnnualReturnSinceInception	(2.10%)
(Oppenheimer Global Value Fund) | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.93%
Life of Class	rr_AverageAnnualReturnSinceInception	(1.68%)
(Oppenheimer Global Value Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.98%
Other Expenses	rr_OtherExpensesOverAssets	0.85%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.63%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	2.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	320
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	781
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,369
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,966
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	220
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	781
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,369
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,966
1 Year	rr_AverageAnnualReturnYear01	23.67%
Life of Class	rr_AverageAnnualReturnSinceInception	(0.76%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007
(Oppenheimer Global Value Fund) | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.44%
Other Expenses	rr_OtherExpensesOverAssets	1.97%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.21%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.56%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	269
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	855
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,566
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,458
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	169
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	855
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,566
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,458
1 Year	rr_AverageAnnualReturnYear01	24.28%
Life of Class	rr_AverageAnnualReturnSinceInception	(0.26%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007
(Oppenheimer Global Value Fund) | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.78%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	450
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	816
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,847
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	108
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	450
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	816
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,847
1 Year	rr_AverageAnnualReturnYear01	26.03%
Life of Class	rr_AverageAnnualReturnSinceInception	0.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007
(Oppenheimer Global Value Fund) | Morgan Stanley Capital International (MSCI) World Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.76%
Life of Class	rr_AverageAnnualReturnSinceInception	(5.21%)	[1]
[1]	From 9-30-07
[2]	The Manager has voluntarily agreed to waive fees and/or reimburse the Fund so that total expenses will not exceed 1.40% for Class A shares, 2.15% for Class C shares, 1.65% for Class N shares and 1.05% for Class Y shares. The Fund's transfer agent has voluntarily agreed to limit its fees for all classes, except Class A, to 0.35% of average annual net assets per class per fiscal year, and to 0.30% of average annual net assets per fiscal year for Class A. Each of these voluntary expense limitations may be amended or withdrawn after one year from the date of this prospectus